Long-Term Incentive Plans (LTIPs) - 2021 HeadHunter RSU Plan (Details) ₽ / shares in Units, ₽ in Thousands														12 Months Ended
	Dec. 12, 2022 RUB (₽)	Dec. 06, 2022 RUB (₽)	Sep. 09, 2022 RUB (₽)	Sep. 07, 2022 RUB (₽)	Jun. 09, 2022 RUB (₽)	Jun. 07, 2022 RUB (₽)	Mar. 04, 2022 RUB (₽)	Jan. 25, 2022 RUB (₽)	Dec. 20, 2021 RUB (₽)	Nov. 25, 2021 RUB (₽)	Nov. 20, 2021 RUB (₽)	Jul. 27, 2021 RUB (₽) Options	Jan. 25, 2021 RUB (₽)	Dec. 31, 2022 Options ₽ / shares
2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares to be issued on fully diluted aggregate number of ordinary shares issued (in percent)														6.00%
Vesting period														2 years
Granted during the period (units) | Options												251,921
2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period														4 years
2021 RSU Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period														2 years
Series 1 | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | Options														251,921
Fair value at grant date | ₽												₽ 885,968
Series 1 | 2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement														₽ 3,617
Series 1 | 2021 RSU Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement														₽ 3,374
Series 2 | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | Options														77,228
Fair value at grant date | ₽										₽ 285,028
Series 2 | 2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement														₽ 3,795
Series 2 | 2021 RSU Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement														₽ 3,541
Series 3 | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | Options														161,915
Fair value at grant date | ₽									₽ 598,210		₽ 598,210
Series 3 | 2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement														₽ 3,774
Series 3 | 2021 RSU Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement														₽ 3,501
Series 4 | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | Options														23,126
Fair value at grant date | ₽								₽ 63,859					₽ 63,859
Series 4 | 2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement														₽ 2,912
Series 4 | 2021 RSU Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement														₽ 2,616
Series 5 | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | Options														7,190
Fair value at grant date | ₽							₽ 24,546
Series 5 | 2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement														₽ 3,482
Series 5 | 2021 RSU Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement														₽ 3,347
Series 6 | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | Options														13,639
Fair value at grant date | ₽					₽ 32,880
Series 6 | 2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement														₽ 2,407
Series 6 | 2021 RSU Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement														₽ 2,246
Series 7 | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | Options														12,410
Fair value at grant date | ₽						₽ 29,917
Series 7 | 2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement														₽ 2,407
Series 7 | 2021 RSU Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement														₽ 2,314
Series 8 | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | Options														39,680
Fair value at grant date | ₽				₽ 50,530
Series 8 | 2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement														₽ 1,299
Series 8 | 2021 RSU Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement														₽ 1,248
Series 9 | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | Options														48,380
Fair value at grant date | ₽			₽ 60,199
Series 9 | 2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement														₽ 1,279
Series 9 | 2021 RSU Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement														₽ 1,195
Series 10 | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | Options														25,500
Fair value at grant date | ₽		₽ 34,252
Series 10 | 2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement														₽ 1,370
Series 10 | 2021 RSU Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement														₽ 1,317
Series 11 | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | Options														36,238
Fair value at grant date | ₽	₽ 47,275
Series 11 | 2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement														₽ 1,338
Series 11 | 2021 RSU Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement														₽ 1,251
New participants | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (units) | Options												121,135
Number of RSUs | Options														121,135
Fair value at grant date | ₽												₽ 426,013
Participants of 2018 Unit Option Plan (modification of awards)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (units) | Options												130,786
Participants of 2018 Unit Option Plan (modification of awards) | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | Options												130,786
Fair value at grant date | ₽												₽ 459,954